Prepayments - Schedule of Prepayments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepayments [Abstract]
Prepayment for purchases	$ 17,159,416	$ 27,342,454
Prepayment for insurance expenses	194,610	847,820
Others	681,792	441,937
Total current prepayments	18,035,818	28,632,212
Prepayment for insurance expenses	259,662	315,304
Total non-current prepayments	$ 259,662	$ 315,304